Semiannual Report


                  December 31, 2002





                  [GRAPHIC OMITTED]

                       ABERDEEN


                       Phoenix-Aberdeen Worldwide Opportunities Fund






[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:

      Enclosed is the financial summary for the six months ended December 31, 2002 for the Phoenix-Aberdeen Worldwide Opportunities Fund. If you have any questions, contact your financial advisor or call us at 1-800-243-1574 for information assistance.

      To obtain current mutual fund prices and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." Take advantage of our new Investor Resources, including educational, tax and retirement topics. In addition, E-delivery of fund communications is now available. Once you sign up online, you will receive an email notification when your quarterly account statements, prospectuses and shareholder reports are available on our Web site. By electing this service, you can discontinue the paper mailings.




Sincerely,




/S/ PHILIP R. MC LOUGHLIN
Philip R. McLoughlin
President, Phoenix Funds


DECEMBER 31, 2002



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                        INVESTMENTS AT DECEMBER 31, 2002
                                   (UNAUDITED)

                                                            SHARES          VALUE
                                                            ------       -----------
COMMON STOCKS--40.6%

UNITED STATES--40.6%
Alcoa, Inc. (Aluminum) .............................        12,700       $   289,306
Allstate Corp. (The) (Property & Casualty Insurance)        32,600         1,205,874

AMBAC Financial Group, Inc. (Property & Casualty
Insurance) .........................................         6,100           343,064

American International Group, Inc. (Multi-line
Insurance) .........................................        11,800           682,630

Anadarko Petroleum Corp. (Oil & Gas Exploration &
Production) ........................................        17,000           814,300

AOL Time Warner, Inc. (Movies & Entertainment)(b) ..        68,900           902,590
Apache Corp. (Oil & Gas Exploration & Production) ..         8,400           478,716
Bank of America Corp. (Banks) ......................        16,600         1,154,862
Bank One Corp. (Banks) .............................        25,600           935,680
Boeing Co. (The) (Aerospace & Defense) .............        21,500           709,285
Bristol-Myers Squibb Co. (Pharmaceuticals) .........        42,200           976,930

Caterpillar, Inc. (Construction, Farm Machinery &
Heavy Trucks) ......................................         3,700           169,164

Cendant Corp. (Diversified Commercial Services)(b) .        54,000           565,920
ChevronTexaco Corp. (Integrated Oil & Gas) .........         5,000           332,400

Circuit City Stores-Circuit City Group (Computer &
Electronics Retail) ................................        56,400           418,488

Citigroup, Inc. (Diversified Financial Services) ...        12,800           450,432
Comcast Corp. Class A (Broadcasting & Cable TV)(b) .        24,700           557,973
Compass Bancshares, Inc. (Banks) ...................        11,700           365,859
Cullen/Frost Bankers, Inc. (Banks) .................        37,300         1,219,710
CVS Corp. (Drug Retail) ............................        11,400           284,658
Diebold, Inc. (Electronic Equipment & Instruments) .        28,600         1,178,892
Dominion Resources, Inc. (Electric Utilities) ......        23,200         1,273,680
Dow Chemical Co. (The) (Diversified Chemicals) .....        33,400           991,980

Duke Energy Corp. (Multi-Utilities & Unregulated
Power) .............................................        31,000           605,740

El Paso Corp. (Multi-Utilities & Unregulated Power)         56,900           396,024
Exxon Mobil Corp. (Integrated Oil & Gas) ...........        19,400           677,836
Freddie Mac (Diversified Financial Services) .......        18,100         1,068,805
Gannett Co., Inc. (Publishing & Printing) ..........        13,900           998,020
General Dynamics Corp. (Aerospace & Defense) .......        12,200           968,314
Halliburton Co. (Oil & Gas Equipment & Services) ...        47,600           890,596
Harris Corp. (Telecommunications Equipment) ........        23,300           612,790
Honeywell International, Inc. (Aerospace & Defense)         49,600         1,190,400

                                                            SHARES          VALUE
                                                            ------       -----------

UNITED STATES--CONTINUED
International Business Machines Corp. (Computer
Hardware) ..........................................         1,200       $    93,000

International Paper Co. (Paper Products) ...........        16,900           590,993

J.P. Morgan Chase & Co. (Diversified Financial Services)    41,400           993,600

Kerr-McGee Corp. (Oil & Gas Exploration &
Production) ........................................        16,700           739,810

Knight-Ridder, Inc. (Publishing & Printing) ........        18,100         1,144,825

Kraft Foods, Inc. Class A (Packaged Foods &
Meats) .............................................        17,700           689,061

L-3 Communications Holdings, Inc. (Aerospace &
Defense)(b) ........................................        18,800           844,308

Lehman Brothers Holdings, Inc. (Diversified
Financial Services) ................................         6,600           351,714

Merrill Lynch & Co., Inc. (Diversified Financial
Services) ..........................................        16,400           622,380

MetLife, Inc. (Life & Health Insurance) ............        41,400         1,119,456
Mylan Laboratories, Inc. (Pharmaceuticals) .........        34,300         1,197,070
NiSource, Inc. (Gas Utilities) .....................        66,300         1,326,000
Philip Morris Cos., Inc. (Tobacco) .................        16,000           648,480
Procter & Gamble Co. (The) (Household Products) ....         2,200           189,068

Qwest Communications International, Inc.
(Integrated Telecommunication Services)(b) .........        90,600           453,000

Raytheon Co. (Aerospace & Defense) .................        14,000           430,500
Schering-Plough Corp. (Pharmaceuticals) ............        25,700           570,540
Tyco International Ltd. (Industrial Conglomerates) .        35,600           608,048
U.S. Bancorp (Banks) ...............................        44,100           935,802
Union Pacific Corp. (Railroads) ....................        15,100           904,037
Union Planters Corp. (Banks) .......................        19,900           559,986
United Technologies Corp. (Aerospace & Defense) ....         2,700           167,238
UnumProvident Corp. (Life & Health Insurance) ......        62,300         1,092,742
UST, Inc. (Tobacco) ................................        43,000         1,437,490

Valero Energy Corp. (Oil & Gas Refining, Marketing &
Transportation) ....................................        14,600           539,324

Verizon Communications, Inc. (Integrated
Telecommunication Services) ........................        23,700           918,375

Viacom, Inc. Class B (Movies & Entertainment)(b) ...        27,600         1,124,976
Washington Mutual, Inc. (Banks) ....................        10,100           348,753

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                            SHARES          VALUE
                                                            ------       -----------

UNITED STATES--CONTINUED
Wells Fargo & Co. (Banks) ..........................        22,400       $ 1,049,888
Wyeth (Pharmaceuticals) ............................        10,900           407,660
                                                                         -----------
------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $45,298,316)                                             45,809,042
------------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--55.5%

AUSTRALIA--1.5%
QBE Insurance Group Ltd. (Property & Casualty
Insurance) .........................................       376,700         1,728,780

BARBADOS--0.3%
Nabors Industries Ltd. (Oil & Gas Drilling)(b) .....         9,700           342,119

BELGIUM--0.5%
Interbrew (Brewers) ................................        24,000           566,649

BRAZIL--1.4%
Companhia Paranaense de Energia-Copel ADR
(Electric Utilities) ...............................       100,000           281,000

Companhia Vale do Rio Doce ADR (Diversified
Metals & Mining) ...................................        33,200           959,812

Unibanco-Uniao de Bancos Brasileiros SA GDR
(Banks) ............................................        36,000           394,200
                                                                         -----------
                                                                           1,635,012
                                                                         -----------

CANADA--0.3%
Barrick Gold Corp. (Gold) ..........................        19,100           294,331

DENMARK--0.6%
Danske Bank A/S (Banks) ............................        40,000           661,174

FINLAND--1.2%
Nokia Oyj (Telecommunications Equipment) ...........        49,800           791,704
Stora Enso Oyj (Paper Products) ....................        50,000           527,299
                                                                         -----------
                                                                           1,319,003
                                                                         -----------

FRANCE--6.2%
Aventis SA (Pharmaceuticals) .......................        17,000           924,058
Havas SA (Commercial Printing) .....................        94,070           365,236
L'Oreal SA (Household Products) ....................        16,000         1,218,087
Sanofi-Synthelabo SA (Pharmaceuticals) .............        28,000         1,711,491
Schneider Electric SA (Industrial Machinery) .......        16,520           781,648

Total Fina Elf SA (Oil & Gas Refining, Marketing &
Transportation) ....................................         7,525         1,074,695

Valeo SA (Auto Parts & Equipment) ..................        29,030           910,834
                                                                         -----------
                                                                           6,986,049
                                                                         -----------
                                                            SHARES          VALUE
                                                            ------       -----------

GERMANY--1.7%
BASF AG (Diversified Chemicals) ....................        14,700       $   553,774

Bayerische Motoren Werke AG (Automobile
Manufacturers) .....................................        16,090           488,793

Metro AG (Department Stores) .......................        35,700           861,622
                                                                         -----------
                                                                           1,904,189
                                                                         -----------

HONG KONG--1.8%
China Mobile (Hong Kong) Ltd. (Wireless
Telecommunication Services)(b) .....................       342,800           815,419

Giordano International Ltd. (Apparel Retail) .......     1,400,000           547,550
Swire Pacific Ltd. Class B (Multi-Sector Holdings) .     1,115,000           711,319
                                                                         -----------
                                                                           2,074,288
                                                                         -----------

ITALY--2.8%
ENI SpA (Integrated Oil & Gas) .....................        87,166         1,385,736

Telecom Italia Mobile SpA (Wireless
Telecommunication Services) ........................       159,000           725,784

Telecom Italia SpA (Integrated Telecommunication
Services) ..........................................       140,000         1,062,153
                                                                         -----------
                                                                           3,173,673
                                                                         -----------

JAPAN--13.1%
Fuji Photo Film Co. Ltd. (Household Appliances) ....        32,000         1,043,566
Fujikura Ltd. (Industrial Machinery) ...............       170,000           403,977
Honda Motor Co. Ltd. (Automobile Manufacturers) ....        30,400         1,124,597
Kao Corp. (Household Products) .....................        58,000         1,273,194
Mabuchi Motor Co. Ltd. (Industrial Machinery) ......        14,000         1,288,278

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ..........................................           475           876,590

Olympus Optical Co. Ltd. (Health Care Equipment) ...        77,000         1,254,891
Orix Corp. (Consumer Finance) ......................        12,200           786,467
Rohm Co. Ltd. (Semiconductors) .....................         7,000           891,295

Shin-Etsu Chemical Co. Ltd. (Oil & Gas Equipment &
Services) ..........................................        33,000         1,081,739

Takeda Chemical Industries Ltd. (Pharmaceuticals) ..        49,000         2,048,032
Terumo Corp. (Health Care Equipment) ...............        81,000         1,120,772
Uni-Charm Corp. (Household Products) ...............        40,000         1,587,595
                                                                         -----------
                                                                          14,780,993
                                                                         -----------

LUXEMBOURG--0.7%
Arcelor (Steel)(b) .................................        63,520           781,194

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                            SHARES          VALUE
                                                            ------      ------------

NETHERLANDS--3.4%
IHC Caland NV (Oil & Gas Equipment & Services) .....         15,576     $    822,138
ING Groep NV (Multi-Sector Holdings) ...............         25,030          423,921
Royal Dutch Petroleum Co. (Integrated Oil & Gas) ...         39,000        1,716,791
TPG NV (Air Freight & Couriers) ....................         56,010          908,060
                                                                        ------------
                                                                           3,870,910
                                                                        ------------

SINGAPORE--1.1%
Oversea-Chinese Banking Corp. Ltd. (Banks) .........        228,000        1,268,485

SOUTH KOREA--1.7%
Kookmin Bank ADR (Banks)(b) ........................         52,900        1,870,015

SWEDEN--2.4%
Assa Abloy AB Class B (Electrical Components &
Equipment) .........................................         69,330          791,699

Nordea AB (Banks) ..................................         97,000          427,483
Svenska Handelsbanken AB Class A (Banks) ...........         73,000          971,844

Volvo AB Class B (Construction, Farm Machinery &
Heavy Trucks) ......................................         30,500          497,055
                                                                        ------------
                                                                           2,688,081
                                                                        ------------

SWITZERLAND--3.4%
Credit Suisse Group (Banks)(b) .....................         33,040          716,864

Nestle SA Registered Shares (Packaged Foods &
Meats) .............................................          5,890        1,248,125

Swiss Re Registered Shares (Property & Casualty
Insurance) .........................................         14,344          940,920

UBS AG Registered Shares (Multi-Sector Holdings)(b)          12,000          583,211

Zurich Financial Services AG (Property & Casualty
Insurance) .........................................          3,200          298,548
                                                                        ------------
                                                                           3,787,668
                                                                        ------------

UNITED KINGDOM--11.4%
3i Group plc (Diversified Financial Services) ......         55,600          496,788
AstraZeneca plc (Pharmaceuticals) ..................         23,600          843,468
BOC Group plc (Oil & Gas Equipment & Services) .....         70,000        1,000,725
BP plc (Integrated Oil & Gas) ......................        323,000        2,220,414

BT Group plc (Integrated Telecommunication
Services) ..........................................        258,000          809,949

Carlton Communications plc (Leisure Facilities) ....        100,000          216,131
GlaxoSmithKline plc (Pharmaceuticals) ..............         63,000        1,208,983

HSBC Holdings plc (Banks) ..........................        135,000        1,492,031

Imperial Chemical Industries plc (Diversified
Chemicals) .........................................        132,700          491,363

                                                            SHARES          VALUE
                                                            ------       -----------

UNITED KINGDOM--CONTINUED
Lloyds TSB Group plc (Multi-Sector Holdings) .......        125,000     $    897,529
mm02 plc (Wireless Telecommunication Services)(b) ..        160,000          113,982
Prudential plc (Life & Health Insurance) ...........         80,000          565,403
Sainsbury (J) plc (Food Retail) ....................        280,000        1,256,540

Vodafone Group plc (Wireless Telecommunication
Services) ..........................................        488,000          889,737

Whitbread plc (Restaurants) ........................         42,500          370,160
                                                                         -----------
                                                                          12,873,203
                                                                         -----------
------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $71,116,098)                                             62,605,816
------------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--1.0%

SOUTH KOREA--1.0%
Samsung Electronics Co. Ltd. Pfd.
(Semiconductors) ...................................         9,000         1,138,232
                                                                         -----------
------------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $511,958)                                                 1,138,232
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $116,926,372)                                           109,553,090
------------------------------------------------------------------------------------

                                            STANDARD         PAR
                                            & POOR'S        VALUE
                                             RATING         (000)
                                            --------        -----

SHORT-TERM OBLIGATIONS--3.4%

COMMERCIAL PAPER--3.4%
Emerson Electric Co. 1.25%, 1/2/03             A-1          $3,830         3,829,867
------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,829,867)                                               3,829,867
------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $120,756,239)                                           113,382,957(a)

Other assets and liabilities, net--(0.5)%                                   (568,618)
                                                                        ------------
NET ASSETS--100.0%                                                      $112,814,339
                                                                        ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,300,941 and gross depreciation of $14,800,748 for federal income tax purposes. At December 31, 2002, the aggregate cost of securities for federal income tax purposes was $121,882,764.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense ..................................................      3.9%
Air Freight & Couriers ...............................................      0.8
Aluminum .............................................................      0.3
Apparel Retail .......................................................      0.5
Auto Parts & Equipment ...............................................      0.8
Automobile Manufacturers .............................................      1.5
Banks ................................................................     13.1
Brewers ..............................................................      0.5
Broadcasting & Cable TV ..............................................      0.5
Commercial Printing ..................................................      0.3
Computer & Electronics Retail ........................................      0.4
Computer Hardware ....................................................      0.1
Construction, Farm Machinery & Heavy Trucks ..........................      0.6
Consumer Finance .....................................................      0.7
Department Stores ....................................................      0.8
Diversified Chemicals ................................................      1.9
Diversified Commercial Services ......................................      0.5
Diversified Financial Services .......................................      3.6
Diversified Metals & Mining ..........................................      0.9
Drug Retail ..........................................................      0.3
Electric Utilities ...................................................      1.4
Electrical Components & Equipment ....................................      0.7
Electronic Equipment & Instruments ...................................      1.1
Food Retail ..........................................................      1.1
Gas Utilities ........................................................      1.2
Gold .................................................................      0.3
Health Care Equipment ................................................      2.2
Household Appliances .................................................      0.9
Household Products ...................................................      3.9


Industrial Conglomerates .............................................      0.6%
Industrial Machinery .................................................      2.3
Integrated Oil & Gas .................................................      5.8
Integrated Telecommunication Services ................................      3.0
Leisure Facilities ...................................................      0.2
Life & Health Insurance ..............................................      2.5
Movies & Entertainment ...............................................      1.8
Multi-Sector Holdings ................................................      2.4
Multi-Utilities & Unregulated Power ..................................      0.9
Multi-line Insurance .................................................      0.6
Oil & Gas Drilling ...................................................      0.3
Oil & Gas Equipment & Services .......................................      3.5
Oil & Gas Exploration & Production ...................................      1.9
Oil & Gas Refining, Marketing & Transportation .......................      1.5
Packaged Foods & Meats ...............................................      1.8
Paper Products .......................................................      1.0
Pharmaceuticals ......................................................      9.0
Property & Casualty Insurance ........................................      4.1
Publishing & Printing ................................................      2.0
Railroads ............................................................      0.8
Restaurants ..........................................................      0.3
Semiconductors .......................................................      1.9
Steel ................................................................      0.7
Telecommunications Equipment .........................................      1.3
Tobacco ..............................................................      1.9
Wireless Telecommunication Services ..................................      3.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $120,756,239)                                  $113,382,957
Cash                                                                      1,735
Receivables
   Dividends and interest                                               154,696
   Tax reclaims                                                         146,925
   Fund shares sold                                                      61,792
Prepaid expenses                                                          1,879
                                                                   ------------
     Total assets                                                   113,749,984
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                      485,336
   Fund shares repurchased                                              188,471
   Transfer agent fee                                                    82,787
   Investment advisory fee                                               71,329
   Distribution fee                                                      31,259
   Financial agent fee                                                   10,827
   Trustees' fee                                                          3,269
Accrued expenses                                                         62,367
                                                                   ------------
     Total liabilities                                                  935,645
                                                                   ------------
NET ASSETS                                                         $112,814,339
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $161,317,986
Accumulated net investment loss                                         (92,808)
Accumulated net realized loss                                       (41,058,930)
Net unrealized depreciation                                          (7,351,909)
                                                                   ------------
NET ASSETS                                                         $112,814,339
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $99,560,452)                  16,746,316
Net asset value per share                                                 $5.95
Offering price per share $5.95/(1-5.75%)                                  $6.31

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,992,780)                    1,283,319
Net asset value and offering price per share                              $5.45

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,261,107)                    1,152,492
Net asset value and offering price per share                              $5.43




                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $   1,110,174
Interest                                                                  16,677
Foreign taxes withheld                                                  (53,443)
                                                                   -------------
     Total investment income                                           1,073,408
                                                                   -------------
EXPENSES
Investment advisory fee                                                  436,515
Distribution fee, Class A                                                132,029
Distribution fee, Class B                                                 37,268
Distribution fee, Class C                                                 16,638
Financial agent fee                                                       68,457
Transfer agent                                                           207,320
Custodian                                                                 54,492
Printing                                                                  36,136
Registration                                                              29,328
Professional                                                              20,164
Trustees                                                                  13,623
Miscellaneous                                                              7,664
                                                                   -------------
     Total expenses                                                    1,059,634
                                                                   -------------
NET INVESTMENT INCOME                                                     13,774
                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (17,997,818)
Net realized loss on foreign currency transactions                      (12,946)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (3,054,324)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                      5,651
                                                                   -------------
NET LOSS ON INVESTMENTS                                             (21,059,437)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (21,045,663)
                                                                   =============

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                            Ended
                                                                                          12/31/02              Year Ended
                                                                                         (Unaudited)             6/30/02
                                                                                        -------------         -------------
FROM OPERATIONS
   Net investment income (loss)                                                         $     13,774         $    464,555
   Net realized gain (loss)                                                              (18,010,764)         (16,110,965)
   Net change in unrealized appreciation (depreciation)                                   (3,048,673)          (2,137,186)
                                                                                        ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (21,045,663)         (17,783,596)
                                                                                        ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                                          --             (470,600)
   Net realized long-term gains, Class B                                                          --              (40,124)
   Net realized long-term gains, Class C                                                          --              (18,018)
                                                                                        ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      --             (528,742)
                                                                                        ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,515,538 and 6,854,144 shares, respectively)            8,983,348           52,455,824
   Net asset value of shares issued from reinvestment of distributions
     (0 and 61,673 shares, respectively)                                                          --              435,410
   Cost of shares repurchased (2,588,318 and 9,280,500 shares, respectively)             (15,600,109)         (70,152,624)
                                                                                        ------------         ------------
Total                                                                                     (6,616,761)         (17,261,390)
                                                                                        ------------         ------------
CLASS B
   Proceeds from sales of shares (86,715 and 151,270 shares, respectively)                   472,981            1,001,216
   Net asset value of shares issued from reinvestment of distributions
     (0 and 5,594 shares, respectively)                                                           --               36,477
   Cost of shares repurchased (213,919 and 537,680 shares, respectively)                  (1,180,262)          (3,568,421)
                                                                                        ------------         ------------
Total                                                                                       (707,281)          (2,530,728)
                                                                                        ------------         ------------
CLASS C
   Proceeds from sales of shares (732,158 and 113,768 shares, respectively)                3,989,536              751,013
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,287 shares, respectively)                                                           --               14,892
   Cost of shares repurchased (170,664 and 301,594 shares, respectively)                    (950,942)          (2,006,794)
                                                                                        ------------         ------------
Total                                                                                      3,038,594           (1,240,889)
                                                                                        ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (4,285,448)         (21,033,007)
                                                                                        ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 (25,331,111)         (39,345,345)

NET ASSETS
   Beginning of period                                                                   138,145,450          177,490,795
                                                                                        ------------         ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS
     AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     OF ($92,808) AND ($106,582), RESPECTIVELY]                                         $112,814,339         $138,145,450
                                                                                        ============         ============

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED JUNE 30,
                                                       12/31/02     ----------------------------------------------------
                                                      (UNAUDITED)    2002        2001       2000       1999        1998
Net asset value, beginning of period                    $ 7.03      $ 7.87      $10.46     $10.93     $12.40      $10.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                             --(1)     0.03(1)     0.01(1)   (0.01)(1)   0.01(1)     0.02
   Net realized and unrealized gain (loss)               (1.08)      (0.84)      (1.44)      1.08       0.90        2.97
                                                        ------      ------      ------     ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.08)      (0.81)      (1.43)      1.07       0.91        2.99
                                                        ------      ------      ------     ------     ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --          --       (0.02)        --         --       (0.14)
   Distributions from net realized gains                    --       (0.03)      (1.14)     (1.54)     (2.38)      (1.20)
                                                        ------      ------      ------     ------     ------      ------
        TOTAL DISTRIBUTIONS                                 --       (0.03)      (1.16)     (1.54)     (2.38)      (1.34)
                                                        ------      ------      ------     ------     ------      ------
Change in net asset value                                (1.08)      (0.84)      (2.59)     (0.47)     (1.47)       1.65
                                                        ------      ------      ------     ------     ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 5.95      $ 7.03      $ 7.87     $10.46     $10.93      $12.40
                                                        ======      ======      ======     ======     ======      ======
Total return(2)                                         (15.36)%(4) (10.35)%    (14.81)%    11.49 %     8.90%      31.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $99,560    $125,216    $158,775   $195,357   $192,619    $183,188

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.75 %(3)   1.56 %      1.54 %     1.56 %     1.45%       1.42%
   Net investment income (loss)                           0.09 %(3)   0.39 %      0.10 %    (0.06)%     0.07%       0.21%
Portfolio turnover                                          64 %(4)     99 %       168 %      112 %      166%        156%

                                                                                   CLASS B
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED JUNE 30,
                                                       12/31/02     ----------------------------------------------------
                                                      (UNAUDITED)    2002        2001       2000       1999        1998
Net asset value, beginning of period                    $ 6.46      $ 7.29      $ 9.84     $10.44     $12.04      $10.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          (0.02)(1)   (0.03)(1)   (0.06)(1)  (0.08)(1)  (0.07)(1)   (0.06)
   Net realized and unrealized gain (loss)               (0.99)      (0.77)      (1.35)      1.02       0.85        2.90
                                                        ------      ------      ------     ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.01)      (0.80)      (1.41)      0.94       0.78        2.84
                                                        ------      ------      ------     ------     ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --          --          --         --         --       (0.13)
   Distributions from net realized gains                    --       (0.03)      (1.14)     (1.54)     (2.38)      (1.20)
                                                        ------      ------      ------     ------     ------      ------
        TOTAL DISTRIBUTIONS                                 --       (0.03)      (1.14)     (1.54)     (2.38)      (1.33)
                                                        ------      ------      ------     ------     ------      ------
Change in net asset value                                (1.01)      (0.83)      (2.55)     (0.60)     (1.60)       1.51
                                                        ------      ------      ------     ------     ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 5.45      $ 6.46      $ 7.29     $ 9.84     $10.44      $12.04
                                                        ======      ======      ======     ======     ======      ======
Total return(2)                                         (15.77)%(4) (10.90)%    (15.58)%    10.71 %     7.99 %     30.61 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $6,993      $9,119     $13,066    $17,317    $12,351     $10,855
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     2.50 %(3)   2.31 %      2.29 %     2.31 %     2.21 %      2.17 %
   Net investment income (loss)                          (0.66)%(3)  (0.38)%     (0.66)%    (0.80)%    (0.65)%     (0.54)%
Portfolio turnover                                          64 %(4)     99 %       168 %      112 %      166 %       156 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS C
                                                      ----------------------------------------------------------------
                                                       SIX MONTHS                                              FROM
                                                         ENDED              YEAR ENDED JUNE 30              INCEPTION
                                                       12/31/02       -----------------------------------  12/16/98 TO
                                                      (UNAUDITED)       2002        2001         2000        6/30/99
Net asset value, beginning of period                    $ 6.45        $ 7.28      $ 9.82       $10.42        $11.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          (0.02)(1)     (0.03)(1)   (0.06)(1)    (0.07)(1)        --(1)
   Net realized and unrealized gain (loss)               (1.00)        (0.77)      (1.34)        1.01          1.18
                                                        ------        ------      ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.02)        (0.80)      (1.40)        0.94          1.18
                                                        ------        ------      ------       ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                    --         (0.03)      (1.14)       (1.54)        (2.38)
                                                        ------        ------      ------       ------        ------
     TOTAL DISTRIBUTIONS                                    --         (0.03)      (1.14)       (1.54)        (2.38)
                                                        ------        ------      ------       ------        ------
Change in net asset value                                (1.02)        (0.83)      (2.54)       (0.60)        (1.20)
                                                        ------        ------      ------       ------        ------
NET ASSET VALUE, END OF PERIOD                          $ 5.43        $ 6.45      $ 7.28       $ 9.82        $10.42
                                                        ======        ======      ======       ======        ======
Total return(2)                                         (15.81)%(4)   (11.06)%    (15.50)%      10.71 %       11.68%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $6,261        $3,811      $5,650       $6,704          $838

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     2.50 %(3)     2.31 %      2.29 %       2.31 %        2.28%(3)
   Net investment income (loss)                          (0.60)%(3)    (0.39)%     (0.65)%      (0.74)%        0.04%(3)
Portfolio turnover                                          64 %(4)       99 %       168 %        112 %         166%(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale of the security on that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds and to manage the Fund's currency exposure. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At December 31, 2002, the Fund had no forward currency contracts.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (UNAUDITED) (CONTINUED)


2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund up to $1 billion, 0.70% between $1 billion and $2 billion, and 0.65% in excess of $2 billion.

   Aberdeen Fund Managers, Inc, ("Aberdeen"), is the subadviser to the Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 20%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $3,505 for Class A shares and deferred sales charges of $7,244 for Class B shares and $264 for Class C shares for the six months ended December 31, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended December 31, 2002, $77,910 was retained by the Distributor, $103,784 was paid to unaffiliated participants and $4,241 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended December 31, 2002, financial agent fees were $68,457 as reported in the Statement of Operations, of which PEPCO received $22,939. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended December 31, 2002, transfer agent fees were $207,320 as reported in the Statement of Operations, of which PEPCO retained $73,321.

   For the six months ended December 31, 2002, the Fund paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $2,460 in connection with portfolio transactions effected by it.

   At December 31, 2002, Phoenix Life Insurance Company and its affiliates held 319 Class A shares and 14,407 Class C shares of the Fund with a combined value of $80,128.


3. PURCHASE AND SALE OF SECURITIES

   Portfolio purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2002 aggregated $74,431,665 and $78,891,884, respectively. There were no purchases or sales of long-term U.S. Government securities.


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION

   The Fund has $15,835,995 capital loss carryovers expiring in 2010, which may be used to offset future capital gains.

   Under the current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2002, the Fund deferred and recognized post-October losses as follows:

                                      Deferred      Recognized
                                     ----------     ----------
   Post-October capital losses       $6,257,057     $6,252,706
   Post-October currency losses          16,920         11,710


   This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Worldwide Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                                             COMPLEX                        PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                       LENGTH OF           OVERSEEN BY                      DURING PAST 5 YEARS AND
ADDRESS                               TIME SERVED            TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)                  Served since             28            Currently retired.
                                      1993.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)               Served since             38            Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC           1988.                                  since 2001. Trustee/Director, Realty Foundation of New
  101 Park Avenue                                                            York (1972-present), Pace University (1978-present),
  New York, NY 10178                                                         New York Housing Partnership Development Corp.
                                                                             (Chairman) (1981-present), Greater New York Councils,
                                                                             Boy Scouts of America (1985-present), Academy of
                                                                             Political Science (Vice Chairman) (1985-present),
                                                                             Urstadt Biddle Property Corp. (1989-present), The
                                                                             Harlem Youth Development Foundation (1998-present).
                                                                             Chairman, Metropolitan Transportation Authority
                                                                             (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                             Consolidated Edison Company of New York, Inc.
                                                                             (1970-2002), Atlantic Mutual Insurance Company
                                                                             (1974-2002), Centennial Insurance Company (1974-2002),
                                                                             Josiah Macy, Jr., Foundation (1975-2002), Union Pacific
                                                                             Corp. (1978-2002), BlackRock Freddie Mac Mortgage
                                                                             Securities Fund (Advisory Director) (1990-2002),
                                                                             Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)            Served since             38            Currently retired.
  The Flat, Elmore Court              1988.
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)            Served since             31            Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902            1995.                                  (1984-present). Director (1989-1997), Chairman of the
  Naples, FL 34108                                                           Board (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)               Served since             28            Partner, Stonington Partners, Inc. (private equity
  Stonington Partners, Inc.           1993.                                  fund) since 2001. Chairman (1995 to 2000) and Chief
  736 Market Street, Ste. 1430                                               Executive Officer (1995-1998), Carson Products Company
  Chattanooga, TN 37402                                                      (cosmetics). Director/Trustee, Evergreen Funds (six
                                                                             portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)          Served since             36            Managing Director, U.S. Trust Company of New York
  United States Trust Company of NY   2001.                                  (private bank) (1982-present).
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)              Served since             38            Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company             1995.                                  management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                                             COMPLEX                        PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                       LENGTH OF           OVERSEEN BY                      DURING PAST 5 YEARS AND
ADDRESS                               TIME SERVED            TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)            Served since             28            Managing Director, Northway Management Company
  Northway Management Company         1988.                                  (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                           (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)         Served since             28            Director, UST Inc. (1995-present), HPSC Inc.
  200 Duke Street                     1995.                                  (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                       (2000-present). President, The Trust for America's
                                                                             Health (non-profit) (2001-present). Director, Duty Free
                                                                             International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
NAME, (AGE), ADDRESS                                         COMPLEX                        PRINCIPAL OCCUPATION(S)
AND POSITION(S) WITH                   LENGTH OF           OVERSEEN BY                      DURING PAST 5 YEARS AND
TRUST                                 TIME SERVED            TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   *Marilyn E. LaMarche (68)          Served since             28            Limited Managing Director, Lazard Freres & Co. LLC
    Lazard Freres & Co. LLC           2002.                                  (1983-present). Director, The Phoenix Companies, Inc.
    30 Rockefeller Plaza, 59th Floor                                         (2001-present) and Phoenix Life Insurance Company
    New York, NY 10020                                                       (1989-present).
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin (56)         Served since             49            Director, PXRE Corporation (Delaware) (1985-present),
                                      1989.                                  World Trust Fund (1991-present). Chairman (1997-2002),
    Chairman and President                                                   Director (1995-2002), Vice Chairman (1995-1997) and
                                                                             Chief Executive Officer (1995-2002), Phoenix Investment
                                                                             Partners, Ltd. Director, Executive Vice President and
                                                                             Chief Investment Officer, The Phoenix Companies, Inc.
                                                                             (2001-2002). Director (1994-2002) and Executive Vice
                                                                             President, Investments (1988-2002), Phoenix Life
                                                                             Insurance Company. Director (1983-2002) and Chairman
                                                                             (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                             (1984-2002) and President (1990-2000), Phoenix Equity
                                                                             Planning Corporation. Chairman and Chief Executive
                                                                             Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                             Director and President, Phoenix Investment Management
                                                                             Company (2001-2002). Director and Executive Vice
                                                                             President, Phoenix Life and Annuity Company
                                                                             (1996-2002). Director and Executive Vice President, PHL
                                                                             Variable Insurance Company (1995-2002). Director,
                                                                             Phoenix National Trust Company (1996-2002). Director
                                                                             and Vice President, PM Holdings, Inc. (1985-2002).
                                                                             Director, PHL Associates, Inc. (1995-2002). Director
                                                                             (1992-2002) and President (1992-1994), WS Griffith
                                                                             Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates (56)               Served since             28            Chairman, Hudson Castle Group Inc. (formerly IBEX
    Hudson Castle Group Inc.          1993.                                  Capital Markets Inc.) (financial services)
    c/o Northeast Investment                                                 (1997-present). Managing Director, Wydown Group
    Management, Inc.                                                         (consulting firm) (1994-present). Director, Investors
    50 Congress Street, Ste. 1000                                            Financial Service Corporation (1995-present), Investors
    Boston, MA 02109                                                         Bank & Trust Corporation (1995-present), Plymouth
                                                                             Rubber Co. (1995-present), Stifel Financial
                                                                             (1996-present), Connecticut River Bancorp
                                                                             (1998-present), Connecticut River Bank (1998-present)
                                                                             and Trust Company of New Hampshire (2002-present).
                                                                             Director and Treasurer, Endowment for Health, Inc.
                                                                             (2000-present). Chairman, Emerson Investment
                                                                             Management, Inc. (2000-present). Investment Committee,
                                                                             New Hampshire Charitable Foundation (2001-present).
                                                                             Vice Chairman, Massachusetts Housing Partnership
                                                                             (1998-1999). Director, Blue Cross and Blue Shield of
                                                                             New Hampshire (1994-1999), AIB Govett Funds
                                                                             (1991-2000), Command Systems, Inc. (1998-2000), Phoenix
                                                                             Investment Partners, Ltd. (1995-2001) and 1Mind, Inc.
                                                                             (1999-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with
    Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group
    Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                   POSITION(S) HELD WITH
NAME, (AGE), AND                    TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
ADDRESS                                 TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)            Executive Vice              Executive Vice President and Chief Financial Officer (1999-present),
                                   President since 1991.       Senior Vice President and Chief Financial Officer (1995-1999),
                                                               Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                               Vice President, Finance (1990-present), Chief Financial Officer
                                                               (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                               Corporation. Director (1998-present), Senior Vice President
                                                               (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                               (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                               President and Chief Financial Officer, Duff & Phelps Investment
                                                               Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                               (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)              Executive Vice              President, Private Client Group (1999-present), Executive Vice
                                   President since 1998.       President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                               Ltd. President, Private Client Group, Phoenix Equity Planning
                                                               Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                               Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (55)          Vice President              Vice President and Compliance Officer, Phoenix Investment Partners,
                                   since 1999.                 Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                               (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                               Compliance Officer (2000-present) and Associate Compliance Officer
                                                               (1999), PXP Securities Corp. Vice President, Risk Management Liaison,
                                                               Bank of America (1996-1999). Vice President, Securities Compliance,
                                                               The Prudential Insurance Company of America (1993-1996). Branch
                                                               Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                               of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)            Treasurer                   Vice President, Fund Accounting (1994-present) and Treasurer
                                   since 1994.                 (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                               Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)            Secretary                   Vice President and Insurance and Investment Products Counsel
  One American Row                 since 2002.                 (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J.Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------



PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.



For more information about Phoenix mutual funds, please call your financial representative or contact us at
1-800-243-4361 or PHOENIXINVESTMENTS.COM.





E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO THE INDIVIDUAL INVESTORS
AREA AT PHOENIXINVESTMENTS.COM AND LOG IN.
SELECT AN ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.




PXP 682 (2/03)